Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Cost	$ 80,500	$ 24,445
Less: Accumulated amortization	(24,095)	(19,910)
Exchange differences	26	(117)
Intangible assets, net	56,431	4,418
Computer software
Finite Lived Intangible Assets [Line Items]
Cost	23,189	22,615
Developed technologies
Finite Lived Intangible Assets [Line Items]
Cost	117	117
Customer relationship
Finite Lived Intangible Assets [Line Items]
Cost	2,135	1,103
Brand name
Finite Lived Intangible Assets [Line Items]
Cost	1,162
Contract backlog
Finite Lived Intangible Assets [Line Items]
Cost	610	$ 610
Advertising contract
Finite Lived Intangible Assets [Line Items]
Cost	$ 53,287